Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents (Note 3)	$ 10,666,252	$ 15,380,489
Term deposits (Note 4)	30,760,871	27,499,188
Marketable equity securities (Note 5)	133,985	98,053
Income tax receivable (Note 10)	8,091,104	8,091,104
Prepaid expense and other	130,800	458,939
Total current assets	49,783,012	51,527,773
Property, plant and equipment, net (Note 6)	1,400,003	1,416,152
Total assets	51,183,015	52,943,925
Current Liabilities:
Accounts payable and accrued expenses (Note 2)	512,420	647,283
Severance accrual (Note 9)		531,981
Contingent value rights (Note 2)	172,077	172,077
Total current liabilities	684,497	1,351,341
Total liabilities	684,497	$ 1,351,341
SHAREHOLDERS' EQUITY
Preferred Stock, Shares Issued		0
Common shares	302,679,682	$ 302,679,682
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	23,561,301	23,561,301
Accumulated deficit	(296,367,837)	(295,273,771)
Total shareholders' equity	50,498,518	51,592,584
Total liabilities and shareholders' equity	$ 51,183,015	$ 52,943,925